Disposition of Wholly-Owned Subsidiary (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 07, 2022	Mar. 31, 2024	Dec. 31, 2023
Disposition of Wholly-Owned Subsidiary (Details) [Line Items]
Common stock shares outstanding	2,000,000
Shareholders issuable shares	400,000
Principal loan payable	$ 200,000
Additional working capital	$ 100,000
Earnout shares issuable		4,341,000	4,641,000
Principal Owner [Member]
Disposition of Wholly-Owned Subsidiary (Details) [Line Items]
Agreed to exchange percentage	100.00%
Painscript [Member]
Disposition of Wholly-Owned Subsidiary (Details) [Line Items]
Agreed to exchange percentage	100.00%
Outstanding shares	2,000,000
Earnout shares issuable	400,000